Working capital (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Information about Inventories	(a) Inventories

	2018 £ million	2017 £ million
Raw materials and consumables	321	327
Work in progress	44	45
Maturing inventories	4,028	3,820
Finished goods and goods for resale	622	596

	5,015	4,788

Summary of Information about Inventories Expected to be Utilised After More Than One Year	The following amounts of inventories are expected to be utilised after more than one year:

	2018 £ million	2017 £ million
Raw materials and consumables	12	8
Maturing inventories	3,253	3,194

	3,265	3,202

Summary of Analysis of Provisions for Obsolescence of Inventories

Inventories are disclosed net of provisions for obsolescence, an analysis of which is as follows:

	2018 £ million	2017 £ million	2016 £ million
Balance at beginning of the year	88	73	53
Exchange differences	(2)	(1)	5
Income statement charge	—	41	33
Utilised	(15)	(25)	(15)
Sale of businesses	—	—	(3)

	71	88	73

Summary of Information About Trade and Other Receivables

(b) Trade and other receivables

	2018		2017
	Current assets £ million	Non-current assets £ million	Current assets £ million	Non-current assets £ million
Trade receivables	2,152	—	2,130	—
Interest receivable	14	—	19	—
Other receivables	335	38	244	45
Prepayments	157	8	159	13
Accrued income	20	—	40	—

	2,678	46	2,592	58

Summary of Aged Analysis of Trade Receivables Net of Allowances

The aged analysis of trade receivables, net of allowances, is as follows:

	2018 £ million	2017 £ million
Not overdue	2,067	2,026
Overdue 1 – 30 days	19	28
Overdue 31 – 60 days	19	19
Overdue 61 – 90 days	13	11
Overdue 91 – 180 days	21	21
Overdue more than 180 days	13	25

	2,152	2,130

Summary Analysis of Trade and Other Receivables are Disclosed Net of Allowance for Doubtful Debts

Trade and other receivables are disclosed net of allowance for doubtful debts, an analysis of which is as follows:

	2018 £ million	2017 £ million	2016 £ million
Balance at beginning of the year	129	83	71
Exchange differences	(4)	(1)	5
Income statement charge	18	54	15
Written off	(46)	(7)	(8)

	97	129	83

Summary of Information about Trade and Other Payables

Trade and other payables

	2018		2017
	Current liabilities £ million	Non-current liabilities £ million	Current liabilities £ million	Non-current liabilities £ million
Trade payables	1,514	—	1,365	—
Interest payable	104	—	75	—
Tax and social security excluding income tax	638	2	543	2
Other payables	471	204	487	16
Accruals	1,165	3	1,064	6
Deferred income	37	—	29	—
Dividend payable to non-controlling interests	21	—	—	—

	3,950	209	3,563	24

Summary of Information about Provisions

(d) Provisions

	Thalidomide £ million	Other £ million	Total £ million
At 30 June 2017	223	192	415
Exchange differences	—	(12)	(12)
Disposal of businesses	—	(1)	(1)
Provisions charged during the year	—	53	53
Provisions utilised during the year	(13)	(50)	(63)
Transfers to other payables	—	(2)	(2)
Unwinding of discounts	7	—	7

At 30 June 2018	217	180	397

Current liabilities	14	95	109
Non-current liabilities	203	85	288

	217	180	397

(a) Provisions have been established in respect of the discounted value of the group’s commitment to the UK and Australian Thalidomide Trusts. These provisions will be utilised over the period of the commitments up to 2037.

(b) The largest item in other provisions at 30 June 2018 is £48 million in respect of employee deferred compensation plans which will be utilised when employees leave the group.